Feb. 27, 2025
Invesco Fundamental Alternatives Fund
Investment Objective(s)
The Fund’s investment objective is to seek total return.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. Fees and expenses of a wholly-owned subsidiary of the Fund organized under the laws of the Cayman Islands (Subsidiary) are included in the table.
The table and Examples below do not reflect any transaction fees that may be charged by financial intermediaries or commissions that a shareholder may be required to pay directly to its financial intermediary when buying or selling Class Y or Class R6 shares. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Invesco Funds. More information about these and other discounts is available from your financial professional and in the section “Shareholder Account Information – Initial Sales Charges (Class A Shares Only)” on page A-3 of the prospectus and the section “Purchase, Redemption and Pricing of Shares – Purchase and Redemption of Shares” on page L-1 of the statement of additional information (SAI).

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees (fees paid directly from your investment)
Class:	A	C	R	Y	R5	R6
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.50%	None	None	None	None	None

Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	None[1]	1.00%	None	None	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Class:	A	C	R	Y	R5	R6
Management Fees	0.84%	0.84%	0.84%	0.84%	0.84%	0.84%

Distribution and/or Service (12b-1) Fees	0.25	1.00	0.50	None	None	None

Other Expenses[2]	0.28	0.28	0.28	0.28	0.14	0.14

Acquired Fund Fees and Expenses	0.05	0.05	0.05	0.05	0.05	0.05

Total Annual Fund Operating Expenses	1.42	2.17	1.67	1.17	1.03	1.03

Fee Waiver and/or Expense Reimbursement[3]	0.03	0.03	0.03	0.03	0.03	0.03

Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.39	2.14	1.64	1.14	1.00	1.00

1	A contingent deferred sales charge may apply in some cases. See “Shareholder Account Information-Contingent Deferred Sales Charges (CDSCs).”
2	“Other Expenses” have been restated to reflect current fees.
3
Invesco Advisers, Inc. (Invesco or the Adviser) has contractually agreed to waive a portion of the Fund’s management fee in an amount equal to the net management fee that Invesco earns on the Fund’s investments in certain affiliated funds, which will have the effect of reducing the Acquired Fund Fees and Expenses. Unless Invesco continues the fee waiver agreement, it will terminate on August 31, 2026. During its term, the fee waiver agreement cannot be terminated or amended to reduce the advisory fee waiver without approval of the Board of Trustees.

Example.
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. This Example does not include commissions and/or other forms of compensation that investors may pay on transactions in Class Y and Class R6 shares. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain equal to the Total Annual Fund Operating Expenses After Fee Waiver and/or Expense
Reimbursement in the first year and the Total Annual Fund Operating Expenses thereafter.
Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class A	$684	$972	$1,281	$2,156

Class C	$317	$676	$1,162	$2,311

Class R	$167	$524	$905	$1,974

Class Y	$116	$369	$641	$1,418

Class R5	$102	$325	$566	$1,257

Class R6	$102	$325	$566	$1,257

You would pay the following expenses if you did not redeem your shares:

	1 Year	3 Years	5 Years	10 Years
Class A	$684	$972	$1,281	$2,156

Class C	$217	$676	$1,162	$2,311

Class R	$167	$524	$905	$1,974

Class Y	$116	$369	$641	$1,418

Class R5	$102	$325	$566	$1,257

Class R6	$102	$325	$566	$1,257

You would pay the following expenses if you did not redeem your shares:
Portfolio Turnover.
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 47% of the average value of its portfolio.

Principal Investment Strategies of the Fund
Invesco Advisers, Inc. (Invesco or the Adviser), exercises a flexible overall strategy in selecting investments by using multiple alternative investment strategies, certain of which may use long and short positions, to build a portfolio in pursuit of the Fund’s investment objective. The portfolio managers seek to identify investments and strategies that focus on mitigation of downside risk and have the potential for investment returns that have low correlation to traditional asset classes. The portfolio managers seek to allocate the Fund’s assets across alternative investment strategies based on their view of the attractiveness of the various strategies and their risks to the Fund at any given point in time based on market conditions. The Fund is expected to have long and/or short exposure across all four major asset classes (equities, fixed income, commodities and currencies), but at times the Fund may emphasize one or more of the asset classes or limit the long and/or short exposures within one or more of the asset classes depending on the portfolio managers’ view of the opportunities available. The Fund may invest a substantial portion of its assets in active and passive exchange-traded funds (ETFs).
The portfolio managers generally use an investment approach in which the Fund seeks to buy (i.e., go long) an asset when it has been doing well or sell (i.e., go short) an asset when it has been doing poorly. The portfolio managers may use the following strategies as part of this investment approach: long/short equity strategies, long/short fixed income strategies, long/short commodity strategies, and long/short currency strategies. The Fund’s overall long or short positioning within these strategies can vary based on market conditions. The Fund may take both long and short positions simultaneously. Short positions can be held for various purposes, including to express views in a particular area of the market, to hedge the
Fund’s overall risk, or to hedge a specific position held by the Fund. The Fund will limit its total short sale positions to no more than 40% of its net assets at the time the short sale is entered into. The Fund currently intends, under normal circumstances, to implement its short market exposure through derivatives, rather than actual short sale positions (i.e., actual short sales of securities). Derivative instruments that provide short market exposure such as options, futures, swaps or forward foreign currency contracts are not deemed to constitute short sale positions for purposes of this limitation.
As part of the investment process, the portfolio managers may utilize factor-based strategies that involve systematically targeting securities exhibiting quantifiable issuer characteristics (or factors) of the underlying companies, industries and indices, along with a top-down macroeconomic overlay. These factors include, but are not limited to, momentum, value, quality, carry, size and volatility. The above factors may vary in particular cases and may change over time. The Fund may sell securities that the portfolio managers believe no longer meet these factors but is not required to do so. The portfolio managers typically attempt to allocate the Fund’s assets across the strategies discussed above in a way that seeks to provide strong risk-adjusted return potential. In response to changing market, economic, company, and industry-specific conditions and/or valuations and risk allocation fluctuations, the portfolio managers may change the Fund’s allocation to a particular strategy and may also implement new strategies or reduce the Fund’s allocation to any strategy to zero.
The Fund may invest a substantial portion of its assets in foreign securities, including companies in developed and emerging market countries and has no limit on the amount it can invest in such securities.
To implement the multiple strategies described above, the Fund may hold long and short positions in a variety of instruments, which include:
Equity Securities. The Fund may invest in common stocks of U.S. and foreign companies without regard to the issuer’s location, size, market capitalization or industry sector, as well as ETFs with exposure to these instruments. The Fund may invest in equity securities of any investment style, including value, core, and growth investing styles.
Fixed Income Instruments. The Fund may invest in fixed income instruments, including bonds and notes or other debt securities issued by U.S. and foreign companies and governments, money market instruments, corporate bonds, and convertible bonds. The Fund may invest in investment grade or below-investment-grade debt securities (commonly referred to as “junk bonds”). The Fund may invest without limit in securities that are rated below-investment-grade and at times may invest substantial amounts of its assets in those securities. Investment-grade debt securities are rated in one of the top four rating categories by nationally recognized statistical rating organizations (NRSROs) such as Moody’s Investors Service or S&P Global Ratings. The Fund may also invest in unrated securities, in which case the Adviser may internally assign ratings to certain of those securities, after assessing their credit quality, in investment-grade or below investment-grade categories similar to those of NRSROs. The Fund may also invest in other fixed income securities, including asset-backed securities, mortgage-backed securities, participation interests in loans, pooled investment entities that invest in loans, and senior floating rate loans (collateralized or uncollateralized). The Fund can also invest in ETFs with exposure to the above instruments.
Derivatives and Other Assets. The Fund may invest in derivative instruments and other assets, including options, futures, forward contracts, swaps (including on equity and fixed income securities and indices, commodities, interest rates, currencies and volatility), “structured” notes, mortgage-related securities, equity-linked debt securities, commodity-linked derivatives, and currency derivatives.
Cayman Islands Subsidiary. The Fund may invest up to 25% of its total assets in a wholly-owned subsidiary of the Fund organized under the laws of the Cayman Islands (the Subsidiary). The Subsidiary may invest in commodity-linked derivatives (including commodity futures, financial futures, options, and swap contracts), ETFs and other exchange-traded products related to gold or other special minerals (Gold ETFs), and ETFs with exposure to other commodities (Commodity ETFs). The Subsidiary may also invest in certain fixed-income investments and other investments that may serve as margin or collateral for its derivatives positions. Investments in the Subsidiary are intended to provide the Fund with exposure to commodities market returns within the limitations of the federal tax requirements that apply to the Fund. In managing the Subsidiary’s portfolio, the Adviser will be subject to the same operational guidelines that apply to the management of the Fund. The Fund applies its investment restrictions and compliance policies and procedures, on a look-through basis, to the Subsidiary. The Fund’s investment in the Subsidiary may vary based on the portfolio managers’ use of different types of commodity-linked derivatives, fixed income investments, Gold ETFs, Commodity ETFs, and other investments. Since the Fund may invest a substantial portion of its assets in the Subsidiary, which may hold certain of the investments described in this prospectus, the Fund may be considered to be investing indirectly in those investments through its Subsidiary. Therefore, references in this prospectus to investments by the Fund also may be deemed to include the Fund’s indirect investments through the Subsidiary, and the Fund will be subject to the risks associated with any investment by the Subsidiary.

Performance Information
The bar chart and performance table provide an indication of the risks of investing in the Fund. The Fund has adopted the performance of the Oppenheimer Fundamental Alternatives Fund (the predecessor fund) as the result of a reorganization of the predecessor fund into the Fund, which was consummated after the close of business on May 24, 2019 (the “Reorganization”). Prior to the Reorganization, the Fund had not yet commenced operations. The bar chart shows changes in the performance of the predecessor fund and the Fund from year to year as of December 31. The performance table compares the predecessor fund’s and the Fund’s performance to that of a broad measure of market performance and an additional index with characteristics relevant to the Fund. The Fund’s (and the predecessor fund’s) past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
The returns shown for periods ending on or prior to May 24, 2019 are those of the Class A, Class C, Class R, Class Y and Class I shares of the predecessor fund. Class A, Class C, Class R, Class Y and Class I shares of the predecessor fund were reorganized into Class A, Class C, Class R, Class Y and Class R6 shares, respectively, of the Fund after the close of business on May 24, 2019. Class A, Class C, Class R, Class Y and Class R6 shares’ returns of the Fund will be different from the returns of the predecessor fund as they have different expenses. Performance for Class A shares has been restated to reflect the Fund’s applicable sales charge.
Fund performance reflects any applicable fee waivers and expense reimbursements. Performance returns would be lower without applicable fee waivers and expense reimbursements.
All Fund performance shown assumes the reinvestment of dividends and capital gains and the effect of the Fund’s expenses.
Updated performance information is available on the Fund’s website at www.invesco.com/us.

The bar chart does not reflect sales loads. If it did, the annual total returns shown would be lower.
Annual Total Returns

Class A	Period Ended	Returns
Best Quarter	March 31, 2024	3.72%
Worst Quarter	March 31, 2020	-5.75%

Average Annual Total Returns (for the periods ended December 31, 2024)
	Inception Date	1 Year	5 Years	10 Years
Class A
Return Before Taxes	1/3/1989	-0.09%	-0.05%	0.85%
Return After Taxes on Distributions		-0.73	-0.83	0.31
Return After Taxes on Distributions and Sale of Fund Shares		0.15	-0.19	0.56

Class C	9/1/1993	3.91	0.32	0.81

Class R	3/1/2001	5.47	0.83	1.16

Class Y	12/16/1996	5.95	1.33	1.67

Class R5	5/24/2019	6.19	1.50	1.65 [1]

Class R6	2/28/2013	6.15	1.51	1.85

HFRX Global Hedge Fund Index (reflects no deduction for fees, expenses or taxes)		5.27	2.81	2.00

MSCI ACWI Index (Net) (reflects reinvested dividends net of withholding taxes, but reflects no deduction for fees, expenses or other taxes)		17.49	10.06	9.23

Bloomberg Global Aggregate Index (reflects no deduction for fees, expenses or taxes)		-1.69	-1.96	0.15

1
Performance shown prior to the inception date is that of the predecessor fund's Class A shares at net asset value and includes the 12b-1 fees applicable to that class. Although invested in the same portfolio of securities, Class R5 shares' returns of the Fund will be different from Class A shares' returns of the predecessor fund as they have different expenses.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-advantaged arrangements, such as 401(k) plans, 529 college savings plans or individual retirement accounts. After-tax returns are shown for Class A shares only and after-tax returns for other classes will vary.